Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		$ 216,700		$ 224,800
Collateral
Cash collateral received		100		0
Collateralized by securities		37,400		37,300
Secured by real estate		0		0
Other collateral	[1]	100		100
Credit enhancements
Netting		107,400		110,800
Credit derivative contracts		0		0
Guarantees		0		0
Exposure to credit risk after collateral and credit enhancements		71,700		76,600
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[2],[3]	21,900		21,900
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2],[3]	21,900		21,900
Derivative financial instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[4]	121,800		126,200
Collateral
Collateralized by securities	[4]	3,300		4,100
Credit enhancements
Netting	[4]	107,400		110,800
Exposure to credit risk after collateral and credit enhancements	[4]	11,100		11,400
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		18,000		16,800
Collateral
Cash collateral received				0
Collateralized by securities		17,800		16,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		200		300
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[5]	55,000		59,800
Collateral
Cash collateral received		100
Collateralized by securities	[5]	16,300		16,700
Other collateral		100	[1],[5]	100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[5]	38,600		43,100
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		27,600		13,300
Collateral
Cash collateral received		0		0
Collateralized by securities		20,300		8,100
Secured by real estate		0		0
Other collateral	[1]	3,000		2,400
Credit enhancements
Netting		0		0
Credit derivative contracts		100		200
Guarantees		1,200		400
Exposure to credit risk after collateral and credit enhancements		3,000		2,100
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		1,000	[6]	1,600	[7]
Credit enhancements
Guarantees		300	[6]	200
Exposure to credit risk after collateral and credit enhancements		700	[6]	1,400	[7]
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		33,856		34,747
Loan commitments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[7]	6,300		3,500
Collateral
Other collateral	[1],[7]	3,000		2,400
Credit enhancements
Credit derivative contracts	[7]	100		200
Guarantees	[7]	900		100
Exposure to credit risk after collateral and credit enhancements	[7]	2,300		700
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		20,300		8,100
Collateral
Collateralized by securities		20,300		8,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0		0
UBS AG | Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		216,800		224,900
Collateral
Cash collateral received		100		0
Collateralized by securities		37,400		37,300
Secured by real estate		0		0
Other collateral	[1]	100		100
Credit enhancements
Netting		107,400		110,800
Credit derivative contracts		0		0
Guarantees		0		0
Exposure to credit risk after collateral and credit enhancements		71,900		76,700
UBS AG | Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[2],[3]	22,000		22,000
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2],[3]	22,000		22,000
UBS AG | Derivative financial instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[4]	121,800		126,200
Collateral
Collateralized by securities	[4]	3,300		4,100
Credit enhancements
Netting	[4]	107,400		110,800
Exposure to credit risk after collateral and credit enhancements	[4]	11,100		11,400
UBS AG | Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		18,000		16,800
Collateral
Cash collateral received		0		0
Collateralized by securities		17,800		16,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		200		300
UBS AG | Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[5]	55,000		59,800
Collateral
Collateralized by securities	[5]	16,300		16,700
Other collateral				100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[5]	38,600		43,100
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		27,600		13,300
Collateral
Cash collateral received		0		0
Collateralized by securities		20,300		8,100
Secured by real estate		0		0
Other collateral	[1]	3,000		2,400
Credit enhancements
Netting		0		0
Credit derivative contracts		100		200
Guarantees		1,200		400
Exposure to credit risk after collateral and credit enhancements		3,000		2,100
UBS AG | Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		1,000	[6]	1,600	[7]
Credit enhancements
Guarantees		300	[6]	200
Exposure to credit risk after collateral and credit enhancements		700	[6]	1,400	[7]
UBS AG | Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		33,856		34,747
UBS AG | Loan commitments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[7]	6,300		3,500
Collateral
Other collateral	[1],[7]	3,000		2,400
Credit enhancements
Credit derivative contracts	[7]	100		200
Guarantees	[7]	900		100
Exposure to credit risk after collateral and credit enhancements	[7]	2,300		700
UBS AG | Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		20,300		100
Collateral
Collateralized by securities		20,300		8,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		$ 0		$ 0

[1]	Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities
[2]	Does not include investment fund units.
[3]	These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered.
[4]	The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information.
[5]	Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements.
[6]	The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.
[7]	The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.